Reconciliation of Company's Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns
Balance at beginning of the year	$ 81	$ 259	$ 253
Increase associated with tax positions taken during the current year	2	7	3
Increase associated with tax positions taken during a prior year	(4)		3
Settlements	(6)	(179)
Decrease associated with lapses in statutes of limitations	(8)	(6)
Balance at end of the year	$ 65	$ 81	$ 259